Significant Contingent Liabilities and Unrecognized Contract Commitments	12 Months Ended
Dec. 31, 2024
Significant Contingent Liabilities and Unrecognized Contract Commitments [Abstract]
Significant contingent liabilities and unrecognized contract commitments
39.	Significant contingent liabilities and unrecognized contract commitments

a)	The significant contingent liabilities incurred after the reporting period are provided in Note 40.

b)	The significant unrecognized contract commitments are listed below:

i)	As of December 31, 2024 and 2023, the guaranteed notes secured for service project or warranty of NSGUARD Technology Inc. amounted to $54,851 and $58,702, respectively.

ii)	As of December 31, 2024 and 2023, the banker’s letter of guarantee issued by the bank at the request of the Company amounted to $9,278,761 and $36,366,370, respectively.

iii)	As of December 31, 2024 and 2023, the banker’s letter of guarantee issued by the bank at the request of Gorilla Technology Inc. amounted to $1,126,922 and $2,236,725, respectively.

iv)	As of December 31, 2024 and 2023, the banker’s letter of guarantee issued by the bank at the request of NSGUARD Technology Inc. amounted to $282,471 and $1,069,169, respectively.

v)	As of December 31, 2023, there was a promissory note of $3,000,000 outstanding under the shareholder loan agreement with Asteria Corporation. The note and accrued interest was fully repaid in April 2024.